PREFERRED STOCK (Details Narrative) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Convertible preferred stock - shares authorized	2,000,000	2,000,000
Class D Voting Preferred Stock [Member]
Class of Stock [Line Items]
Convertible preferred stock - shares authorized	100,000	100,000
Convertible preferred stock - par value	$ 0.01	$ 0.01
Convertible preferred stock - shares issued	88,235	88,235
Convertible preferred stock - shares outstanding	88,235	88,235